SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Salaries, wages, bonuses, and other benefits	$ 6,233,904	$ 7,645,095	$ 10,630,328
Professional and consulting fees	7,798,374	5,923,530	6,281,371
Marketing	2,188,579	1,418,186	2,821,845
Insurance	1,111,164	1,013,213	1,330,582
Other	675,915	445,398	1,355,592
(Reversal)/provision for doubtful debts	(267,488)	(578,225)	2,764,577
Stock-based compensation	7,574,295	4,217,563	532,466
Utilities	241,250	424,940	896,588
Travel	344,394	174,088	966,336
Development charges	616,765	811,583	879,438
Rent expense	275,574	317,493	384,185
Repairs and maintenance	121,988	10,916	392,698
Athletic program expenses		81,343	398,896
Cost of Fund Raised	835,000
Total general and administrative expenses	$ 27,749,714	$ 21,905,123	$ 29,634,902